Postemployment Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Oct. 01, 2012	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Net pension liability recognized				$ (5,600)	$ (100)
Market-based impacts	$ 1,341	$ (1,561)	$ 223
Defined contribution plans expense	70	61	12
Costs Allocated From Mondelēz International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan net cost / (benefit)			491
Net Benefit Plan Liabilities Assumed From Mondelēz International
Defined Benefit Plan Disclosure [Line Items]
Net pension liability recognized				$ (5,500)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	6,777	5,781
Settlements	2	69	0
Special termination benefits	0	61	0
Estimated future employer contributions in next year	170
Employer contribution	145
Defined benefit plan net cost / (benefit)	$ 839	(951)	(43)
U.S. Plans | Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	80.00%
U.S. investment grade fixed-income securities percentage of total fixed-income securities	97.00%
U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	20.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,231	1,191
Settlements	0	0	0
Special termination benefits	0	1	0
Estimated future employer contributions in next year	25
Employer contribution	12
Employee contributions	4	5
Defined benefit plan net cost / (benefit)	$ 21	(117)	29
Non-U.S. Plans | Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	70.00%
Non-U.S. Plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	30.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net pension liability recognized	$ (1,060)	(271)
Market-based impacts	$ 784	$ (1,268)	(29)
Percentage point (decrease) / increase in discount rate	(0.75%)	0.80%
Impact from updated mortality assumptions	$ 429
Settlements		$ 69
Special termination benefits		62
Expected amortization of prior service costs/(credits) during 2015	7
Pension Plans | Costs Allocated From Mondelēz International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan net cost / (benefit)			283
Pension Plans | Inventories
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	41	(34)
Pension Plans | Cost of Sales
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	477	(707)
Pension Plans | Selling, General and Administrative Expenses
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	307	(561)
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	$ 556	$ (292)	250
Percentage point (decrease) / increase in discount rate	(0.60%)	0.80%
Impact from updated mortality assumptions	$ 328
Special termination benefits	0	$ 5	0
Expected amortization of prior service costs/(credits) during 2015	(33)
Defined benefit plan net cost / (benefit)	516	(219)	221
Postretirement Benefit Plans | Costs Allocated From Mondelēz International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan net cost / (benefit)			142
Postretirement Benefit Plans | Inventories
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	36	(15)
Postretirement Benefit Plans | Cost of Sales
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	424
Postretirement Benefit Plans | Selling, General and Administrative Expenses
Defined Benefit Plan Disclosure [Line Items]
Market-based impacts	132
Other Postemployment Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of prior service costs/(credits) during 2015	0
Defined benefit plan net cost / (benefit)	$ 23	$ 1	$ 7